Net interest income (Tables)	12 Months Ended
Dec. 31, 2023
Net interest income [Abstract]
Summary of Net interest income
Net interest income for the years ended December 31, 2021, 2022 and 2023 are as follows:

	2021		2022	2023
Interest income:
Cash and due from banks at amortized cost	~~W~~	85,846	281,575	590,831
Deposits at FVTPL		1,298	1,329	—
Securities at FVTPL		659,927	924,346	1,396,409
Securities at FVOCI		896,027	1,846,888	2,357,108
Securities at amortized cost		1,091,974	691,798	1,062,110
Loans at amortized cost		11,889,767	16,064,617	21,676,818
Loans at FVTPL		35,587	69,146	120,815
Insurance finance interest income		—	119,801	240,534
Others		63,804	92,825	134,586

		14,724,230	20,092,325	27,579,211

Interest expense:
Deposits		(2,173,804)	(4,642,670)	(9,790,811)
Financial liabilities designated at FVTPL		—	(1,296)	(9,804)
Borrowings		(330,548)	(938,641)	(1,895,913)
Debt securities issued		(1,390,230)	(1,901,458)	(2,735,421)
Insurance finance interest expense		—	(1,792,702)	(1,945,318)
Others		(60,323)	(218,705)	(384,022)

		(3,954,905)	(9,495,472)	(16,761,289)

Net interest income	~~W~~	10,769,325	10,596,853	10,817,922